INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES
NOTE 10  - INCOME TAXES:

a.	Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

b.	Corporate taxation of Israeli subsidiary

Silexion Israel is taxed according to the regular corporate income tax rate in Israel.  The corporate tax rate was 23% in 2025 and 2024.

c.	Income taxes of Chinese Subsidiary

The Chinese Subsidiary is taxed under the tax laws of China and the corporate tax rate is  25%.

d.	Tax loss carryforwards

As of December 31, 2025, the expected tax loss carryforwards of Silexion Israel were approximately $35,264, which may be carried forward and offset against taxable income in the future for an indefinite period. The Company has recognized a valuation allowance for the full amount in respect of these tax loss carryforwards since their utilization is not expected in the foreseeable future.

The tax loss carryforwards generated in the Cayman Islands have no value, as the Cayman Islands do not impose an income tax on corporations.

Local and foreign components of loss from continuing operations, before income taxes, consisted of the results of Silexion Israel as the local entity, and the results of  Silexion, Moringa, and the Chinese Subsidiary as foreign entities.

	Year ended December 31
	2025	2024
Domestic – Israel	$9,345	$12,156
Foreign
Cayman Islands	2,569	4,161
Chinese Subsidiary	(5)	192
Total	$11,909	$16,509

e.	Uncertainty in income tax

As of December 31, 2025 and 2024, the Company’s uncertain tax positions were immaterial.

f.	Tax rate reconciliation

The Group consists of a Cayman Islands parent holding company with various international subsidiaries (see Note 1(c)). The applicable statutory rate in the Cayman Islands is 0% for the Company for the year ended December 31, 2025. For purposes of the reconciliation between the provision for income taxes at the statutory rate and the effective tax rate, an Israeli statutory tax rate of 23% was applied for the years ended December 31, 2025, and December 31, 2024, which is the rate that is applicable to substantially all of the Group’s operations.

Income tax expense attributable to income from continuing operations was $3 and $10 for the years ended December 31, 2025 and 2024, respectively.

The reconciliation of the theoretical tax benefit (expense) under the Israeli statutory tax rate to the Company's effective tax benefit (expense) is as follows for the years ended December 31, 2025 and 2024, respectively:

	Year ended December 31
	2025	2024
Loss before income taxes	$(11,909)	$(16,509)
Statutory tax rate	23%	23%
Computed “expected” tax income	(2,739)	(3,797)
Exchange rate differences	(822)	(21)
Non-deductible share-based compensation	-	1,373
Non-deductible financial instruments valuation	-	32
Effect of other non-deductible differences	21	78
Change in valuation allowance	2,952	1,392
Subsidiaries tax rate differences	591	953
Reported taxes on income	$3	$10

g.	Deferred tax

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:

	December 31
	2025	2024
Deferred tax assets
Operating loss carryforwards	$8,111	$5,800
Research and development	1,457	902
Accrued expenses	133	104
Bonus accrual	82	52
Lease liability	108	121
Other	55	42
Total deferred tax assets	$9,946	$7,021

Deferred tax liabilities
Right of use asset	(95)	(122)
Total deferred tax liabilities	$(95)	$(122)

Valuation allowance	$(9,851)	$(6,899)
Deferred tax assets, net of valuation allowance	$-	$-

h.	Roll forward of valuation allowance:

The following table presents a reconciliation of the beginning and ending valuation allowance:

Balance as of December 31, 2023	$(5,507)
Additions	(1,392)
Balance as of December 31, 2024	$(6,899)
Additions	(2,952)
Balance as of December 31, 2025	$(9,851)

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on these factors, the Company recorded a full valuation allowance as of December 31, 2025 and 2024.

i.	Income tax assessments

Silexion Israel has tax assessments that are considered to be final through tax year 2019.

The Chinese Subsidiary does not have final tax assessments.